Consolidated Classified Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 509,102	$ 588,530
Other current financial assets	348,069	505,490
Other current non-financial assets	57,399	50,552
Trade and other receivables, current	365,206	399,142
Trade receivables due from related parties, current	62,601	61,227
Current inventories	1,093,028	983,338
Current tax assets	132,224	91,433
Total current assets other than those classified as held for sale or disposal	2,567,629	2,679,712
Non-current assets or groups of assets classified as held for sale	1,629	2,454
Total non-current assets held for sale	1,629	2,454
Total current assets	2,569,258	2,682,166
Non-current assets
Other non-current financial assets	51,925	8,778
Other non-current non-financial assets	22,042	19,729
Trade receivables, non-current	11,165	1,710
Investments classified using the equity method of accounting	85,993	109,435
Intangible assets other than goodwill	178,407	188,358
Goodwill	41,966	34,726
Property, plant and equipment net	1,737,319	1,569,906
Right-of-use assets	30,024	37,164
Tax assets, non-current	90,364	32,179
Total non-current assets	2,249,205	2,001,985
Total assets	4,818,463	4,684,151
Current liabilities
Other current financial liabilities	68,955	291,128
Lease liabilities, current	5,528	7,694
Trade and other payables, current	203,933	205,790
Trade payables due to related parties, current	606	475
Other current provisions	104,166	110,565
Current tax liabilities	22,643	17,874
Provisions for employee benefits, current	9,096	16,387
Other current non-financial liabilities	60,955	126,899
Total current liabilities	475,882	776,812
Non-current liabilities
Other non-current financial liabilities	1,899,513	1,488,723
Lease liabilities, non-current	25,546	30,203
Trade and other payables, non-current	4,027	0
Other non-current provisions	62,617	34,690
Deferred tax liabilities	156,101	183,411
Provisions for employee benefits, non-current	32,199	35,840
Total non-current liabilities	2,180,003	1,772,867
Total liabilities	2,655,885	2,549,679
Equity attributable to owners of the Parent
Share capital	477,386	477,386
Retained earnings	1,638,267	1,623,104
Other reserves	7,432	(14,223)
Equity attributable to owners of the Parent	2,123,085	2,086,267
Non-controlling interests	39,493	48,205
Total equity	2,162,578	2,134,472
Total liabilities and equity	$ 4,818,463	$ 4,684,151